Equity Incentive Plans - Changes in restricted stock units (Details) - Restricted stock units - USD ($) $ / shares in Units, shares in Thousands, $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Stock units activity
Outstanding at the beginning of the period (in shares)	1,241
Granted (in shares)	255
Vested (in shares)	(498)
Forfeited (in shares)	(41)
Outstanding at the end of the period (in shares)	957	1,241
Weighted average grant date fair value
Weighted average grant date fair value, nonvested at the beginning of the period (in dollars per share)	$ 67.93
Weighted average grant date fair value, granted (in dollars per share)	93.16	$ 80.12	$ 63.51
Weighted average grant date fair value, vested (in dollars per share)	67.45
Weighted average grant date fair value, forfeited (in dollars per share)	75.40
Weighted average grant date fair value, nonvested at the end of the period (in dollars per share)	$ 74.58	$ 67.93
Total fair value of restricted stock and restricted stock units vested	$ 47	$ 58	$ 29